Equity-method investees - Summary of Reconciliation of Carrying Amount of Retained Interest in Joint Venture with Carrying Amount in Consolidated Statement of Financial Position (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures [Line Items]
Dividends distribution	€ (551)	€ (545)	€ (388)
Share capital reduction	(3,156)
Profit / (loss) for the period	(540)	3,585	(24,678)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Carrying amount	37,029	44,230	39,991
Dividends distribution	(3,697)	(1,490)
Share capital reduction	(3,156)
Profit / (loss) for the period	3,020	4,065	1,873
Amortisation	(519)	(519)	(519)
Reversal of deferred tax liabilities	130	130
Group’s share of profit/(loss) for the year, net of equity method adjustments	436	3,409	1,455
Group’s share of other comprehensive income	(784)	2,320	€ (365)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member]
Disclosure Of Joint Ventures [Line Items]
Amortisation	367	367
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member] | Inventories [member]
Disclosure Of Joint Ventures [Line Items]
Elimination of intercompany profit	€ (2,562)	€ (634)